Note 16 - Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net loss	$(49,790)	$(21,947)	$(84,408)	$(45,387)

Weighted average shares outstanding
Basic	18,395,983	299,780	9,359,655	299,001
Diluted	18,395,983	299,780	9,359,655	299,001

Basic loss per common share	$(2.71)	$(73.21)	$(9.02)	$(151.80)
Diluted loss per common share	$(2.71)	$(73.21)	$(9.02)	$(151.80)

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2019	2018
Net loss	$(98,895)	$(55,803)
Weighted average shares outstanding
Basic	2,739,505	2,645,194
Diluted	2,739,505	2,645,194
Basic earnings per common share	$(36.10)	$(21.10)
Diluted earnings per common share	$(36.10)	$(21.10)